Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings [Line Items]
Bank collaterialized borrowings (in Dollars)	$ 16,449,110	$ 13,492,935
Bank collaterialized borrowings [Member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings [Line Items]
Bank collaterialized borrowings (in Dollars)	$ 13,449,110	$ 12,492,935
Bank collaterialized borrowings [Member] | Top of range [member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings [Line Items]
Interest rate range	2.61%	1.84%
Bank collaterialized borrowings [Member] | Bottom of range [member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings [Line Items]
Interest rate range	2.70%	3.11%
Loan from shareholders [Member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings [Line Items]
Bank collaterialized borrowings (in Dollars)	$ 3,000,000	$ 1,000,000
Loan from shareholders [Member] | Top of range [member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings [Line Items]
Interest rate range
Loan from shareholders [Member] | Bottom of range [member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings [Line Items]
Interest rate range